Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6/30/2013	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						7/15/2013
2	Collection Period					6/1/2013	6/30/2013	30
3	Monthly Interest Period-Actual					6/17/2013	7/14/2013	28
4	Monthly Interest - Scheduled					6/15/2013	7/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	0.0000000
6	Class A-2 Notes	249,050,000.00	0.00	—	—	0.00	—	—
7	Class A-3 Notes	249,450,000.00	106,644,785.37	—	—	34,932,350.71	71,712,434.66	0.2874822
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	193,304,785.37	0.00	0.00	34,932,350.71	158,372,434.66
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	225,694,785.37	$0.00	$0.00	$34,932,350.71	190,762,434.66

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11

15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	132,417.28	0.5308370	34,932,350.71	140.0374853	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		260,962.95	0.3813185	34,932,350.71	51.0430772	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		317,645.45	0.4431685	34,932,350.71	48.7364679	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	297,887,210.53				266,448,094.89

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	296,053,438.77
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	262,600,008.01

			Units	Securitization Value
27	Securitization Value - Beginning of Period		21,601	330,985,789.48
28	Depreciation/Payments			(4,312,615.51)
29	Gross Credit Losses		(29)	(402,762.35)
30	Scheduled & Early Terminations		(1,723)	(22,411,434.48)
31	Payoff Units & Lease Reversals		(495)	(7,805,538.37)
32	Repurchased Leases		—	0.00

33	Securitization Value - End of Period		19,354	296,053,438.77

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6/30/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				275,821.49
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(30,355.83)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	17,812	99.03%	275,394,143.28
41	31 - 60 Days Delinquent	148	0.82%	2,215,194.31
42	61 - 90 Days Delinquent	18	0.10%	240,829.48
43	91+ Days Delinquent	8	0.05%	53,952.54

44	Total	17,986	100.00%	277,904,119.61

45	Current Period Net Residual Losses/(Gains)				(1,270,976.25)

46	Current Period Net Credit Losses/(Gains)				66,583.39

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6/30/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT COLLECTED AMOUNTS

47	Collected Amounts	38,651,399.80

48	Investment Earnings on Collection Account	1,494.38

49	Total Collected Amounts, prior to Servicer Advances	38,652,894.18

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	38,652,894.18

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	275,821.49
53	Interest on the Exchange Note - to the Trust Collection Account	521,302.62
54	Principal on the Exchange Note - to the Trust Collection Account	31,439,115.64
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,389,106.95
56	Remaining Funds Payable to Trust Collection Account	3,027,547.48

57	Total Distributions	38,652,894.18

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS

58	Available Funds	38,377,072.69
59	Investment Earnings on Reserve Account	306.79
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	38,377,379.48

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	13,791.07
63	Class A Noteholders’s Interest Distributable Amount	260,962.95
64	Noteholders’ First Priority Principal Distributable Amount	—
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	34,932,350.71
69	Remaining Funds Payable to Certificateholder	3,113,592.25

70	Total Distributions	38,377,379.48